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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2002
                                                  ------------------

Check here if Amendment [  ]; Amendment Number: __________________
  This Amendment (Check only one.): [  ]  is a restatement.
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Leuthold Weeden Capital Management, LLC
Address:      100 North Sixth Street
              Suite 412A
              Minneapolis, MN  55403

Form 13F File Number:      028-10174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         David Cragg
Title:        Managing Director
Phone:        (612) 332-9141

Signature, Place, and Date of Signing:

/s/ David Cragg                Minneapolis, MN                 February 6, 2003
--------------------------------------------------------------------------------
David Cragg                                                          Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:                            0
                                                   ------------------------

Form 13F Information Table Entry Total:                      79
                                                   ------------------------

Form 13F Information Table Value Total:                   $129,002
                                                   ------------------------
                                                         (thousands)


List of Other Included Managers:    NONE

                                                FORM 13F INFORMATION TABLE

                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
       Column 1:         Column 2:  Column 3:   Column 4:       Column 5:             Column 6:       Column 7:    Column 8:
    Name of Issuer       Title of    CUSIP    Market Value      Shares or             Investment        Other       Voting
                          Class      Number    (x $1,000)    Principal Amount         Discretion       Managers     Authority
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    SH/  Put/   Sole  Shared-  Shared-            Sole  Shared  None
                                                                    PRN  Call         Defined   Other
------------------------------------------------------------------------------------------------------------------------------------
Adaptec                   COMMON    00651F108      2,154    381,325  SH         SOLE                            381,325
------------------------------------------------------------------------------------------------------------------------------------
ADC Telecom               COMMON    000886101         54     25,764  SH         SOLE                             25,764
------------------------------------------------------------------------------------------------------------------------------------
Airborne Inc              COMMON    009269101      1,830    123,399  SH         SOLE                            123,399
------------------------------------------------------------------------------------------------------------------------------------
American Pharmaceutical
Part                      COMMON    02886P109        895     50,263  SH         SOLE                             50,263
------------------------------------------------------------------------------------------------------------------------------------
Anixter International
Inc                       COMMON    035290105      1,167     50,177  SH         SOLE                             50,177
------------------------------------------------------------------------------------------------------------------------------------
Apache Corp.              COMMON    037411105      2,063     36,208  SH         SOLE                             36,208
------------------------------------------------------------------------------------------------------------------------------------
Asia Pacific Fund         COMMON    044901106        734     82,647  SH         SOLE                             82,647
------------------------------------------------------------------------------------------------------------------------------------
Asia Tigers               COMMON    04516T105        664     97,645  SH         SOLE                             97,645
------------------------------------------------------------------------------------------------------------------------------------
AT & T Wireless Services  COMMON    00209a106         58     10,202  SH         SOLE                             10,202
------------------------------------------------------------------------------------------------------------------------------------
Avocent Corporation       COMMON    053893103      1,244     55,988  SH         SOLE                             55,988
------------------------------------------------------------------------------------------------------------------------------------
Barr Laboratories         COMMON    068306109      1,639     25,176  SH         SOLE                             25,176
------------------------------------------------------------------------------------------------------------------------------------
BHP Billiton LTD - ADR    COMMON    088606108      2,019    175,599  SH         SOLE                            175,599
------------------------------------------------------------------------------------------------------------------------------------
Borders Group             COMMON    099709107      1,590     98,745  SH         SOLE                             98,745
------------------------------------------------------------------------------------------------------------------------------------
Brazil Fund               COMMON    105759104        519     46,747  SH         SOLE                             46,747
------------------------------------------------------------------------------------------------------------------------------------
Canon Inc-Sp Adr          COMMON    138006309      5,231    141,955  SH         SOLE                            141,955
------------------------------------------------------------------------------------------------------------------------------------
China Fund                COMMON    169373107      1,961    142,614  SH         SOLE                            142,614
------------------------------------------------------------------------------------------------------------------------------------
Ciena Corp                COMMON    717779101         93     18,073  SH         SOLE                             18,073
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems             COMMON    17275R102      4,030    307,600  SH         SOLE                            307,600
------------------------------------------------------------------------------------------------------------------------------------
Echelon Corp              COMMON    27874N105        979     87,353  SH         SOLE                             87,353
------------------------------------------------------------------------------------------------------------------------------------
ENSCO International Inc   COMMON    26874Q100      1,839     62,428  SH         SOLE                             62,428
------------------------------------------------------------------------------------------------------------------------------------
Expeditors Intl Wash
Inc                       COMMON    302130109      3,214     98,453  SH         SOLE                             98,453
------------------------------------------------------------------------------------------------------------------------------------
Extreme Networks          COMMON    30226D106        582    177,946  SH         SOLE                            177,946
------------------------------------------------------------------------------------------------------------------------------------
Fedex Corporation         COMMON    31428X106      3,342     61,646  SH         SOLE                             61,646
------------------------------------------------------------------------------------------------------------------------------------


                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
       Column 1:         Column 2:  Column 3:   Column 4:       Column 5:             Column 6:       Column 7:    Column 8:
    Name of Issuer       Title of    CUSIP    Market Value      Shares or             Investment        Other       Voting
                          Class      Number    (x $1,000)    Principal Amount         Discretion       Managers     Authority
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    SH/  Put/   Sole  Shared-  Shared-            Sole  Shared  None
                                                                    PRN  Call         Defined   Other
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Emerging Asia    COMMON    315920413        306     31,300  SH         SOLE                             31,300
------------------------------------------------------------------------------------------------------------------------------------
First Phillipine Fund     COMMON    336100102        122     54,554  SH         SOLE                             54,554
------------------------------------------------------------------------------------------------------------------------------------
Forward Air Corporation   COMMON    349853101        473     24,354  SH         SOLE                             24,354
------------------------------------------------------------------------------------------------------------------------------------
Foundry Networks          COMMON    35063R100      3,246    461,021  SH         SOLE                            461,021
------------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoran
Copper B                  COMMON    35671D857      3,748    223,337  SH         SOLE                            223,337
------------------------------------------------------------------------------------------------------------------------------------
Garmin Ltd                COMMON    g37260109      1,430     48,821  SH         SOLE                             48,821
------------------------------------------------------------------------------------------------------------------------------------
Global Imaging
Systems Inc               COMMON    37934a100      1,804     98,129  SH         SOLE                             98,129
------------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp        COMMON    g3930e101      2,098     86,276  SH         SOLE                             86,276
------------------------------------------------------------------------------------------------------------------------------------
Greater China Fund        COMMON    39167B102      1,310    148,509  SH         SOLE                            148,509
------------------------------------------------------------------------------------------------------------------------------------
Group 1 Automotive Inc    COMMON    398905109      2,377     99,527  SH         SOLE                             99,527
------------------------------------------------------------------------------------------------------------------------------------
Harman International      COMMON    413086109      2,225     37,397  SH         SOLE                             37,397
------------------------------------------------------------------------------------------------------------------------------------
Home Depot                COMMON    437076102      3,308    137,738  SH         SOLE                            137,738
------------------------------------------------------------------------------------------------------------------------------------
Hughes Supply             COMMON    444482103        639     23,382  SH         SOLE                             23,382
------------------------------------------------------------------------------------------------------------------------------------
I Shares MSCI Malaysia    COMMON    464286830        302     60,103  SH         SOLE                             60,103
------------------------------------------------------------------------------------------------------------------------------------
I Shares MSCI Singapore   COMMON    464286673        479    112,232  SH         SOLE                            112,232
------------------------------------------------------------------------------------------------------------------------------------
Inco Ltd.                 COMMON    453258402      2,130    100,366  SH         SOLE                            100,366
------------------------------------------------------------------------------------------------------------------------------------
India Fund Inc            COMMON    454089103        670     63,265  SH         SOLE                             63,265
------------------------------------------------------------------------------------------------------------------------------------
ING Russia Fund-A         COMMON    44980R219      1,987    161,025  SH         SOLE                            161,025
------------------------------------------------------------------------------------------------------------------------------------
IVAX Corp                 COMMON    465823102      1,100     90,679  SH         SOLE                             90,679
------------------------------------------------------------------------------------------------------------------------------------
Jardine Fleming India
Fund                      COMMON    471112102        460     59,526  SH         SOLE                             59,526
------------------------------------------------------------------------------------------------------------------------------------
Korea Fund                COMMON    500634100      1,423    102,726  SH         SOLE                            102,726
------------------------------------------------------------------------------------------------------------------------------------
Linens N Things Inc       COMMON    535679104      1,679     74,300  SH         SOLE                             74,300
------------------------------------------------------------------------------------------------------------------------------------
Lowes Cos.                COMMON    548661107      2,988     79,669  SH         SOLE                             79,669
------------------------------------------------------------------------------------------------------------------------------------

                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
       Column 1:         Column 2:  Column 3:   Column 4:       Column 5:             Column 6:       Column 7:    Column 8:
    Name of Issuer       Title of    CUSIP    Market Value      Shares or             Investment        Other       Voting
                          Class      Number    (x $1,000)    Principal Amount         Discretion       Managers     Authority
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    SH/  Put/   Sole  Shared-  Shared-            Sole  Shared  None
                                                                    PRN  Call         Defined   Other
------------------------------------------------------------------------------------------------------------------------------------
Matsushita Elec
Ind-Spon ADR              COMMON    576879209      3,349    348,905  SH         SOLE                            348,905
------------------------------------------------------------------------------------------------------------------------------------
McData Corp Cl A          COMMON    580031201      1,158    163,101  SH         SOLE                            163,101
------------------------------------------------------------------------------------------------------------------------------------
Michaels Stores Inc       COMMON    594087108      1,925     61,507  SH         SOLE                             61,507
------------------------------------------------------------------------------------------------------------------------------------
Morgan Asia-Pacific       COMMON    61744U106        870    120,872  SH         SOLE                            120,872
------------------------------------------------------------------------------------------------------------------------------------
Nabors Industries LTD     COMMON    g6359F103      2,576     73,039  SH         SOLE                             73,039
------------------------------------------------------------------------------------------------------------------------------------
Nasdaq - 100 Trust
Ser 1                     COMMON    631100104        997     40,897  SH         SOLE                             40,897
------------------------------------------------------------------------------------------------------------------------------------
Ocean Energy              COMMON    67481E106      1,909     95,610  SH         SOLE                             95,610
------------------------------------------------------------------------------------------------------------------------------------
Patterson -UTI
Energy Inc                COMMON    703481101      2,208     73,184  SH         SOLE                             73,184
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceutical
Resources Inc             COMMON    717125108      1,849     62,046  SH         SOLE                             62,046
------------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge              COMMON    717265102      1,566     49,466  SH         SOLE                             49,466
------------------------------------------------------------------------------------------------------------------------------------
Philips Electronics-NV
Shr                       COMMON    500472303      2,180    123,349  SH         SOLE                            123,349
------------------------------------------------------------------------------------------------------------------------------------
Pier One Imports          COMMON    720279108      2,092    110,495  SH         SOLE                            110,495
------------------------------------------------------------------------------------------------------------------------------------
Pogo Producing            COMMON    730448107      1,839     49,357  SH         SOLE                             49,357
------------------------------------------------------------------------------------------------------------------------------------
Precision Drilling Corp   COMMON    74022d100      2,030     62,387  SH         SOLE                             62,387
------------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center Inc         COMMON    76009n100      1,257     25,160  SH         SOLE                             25,160
------------------------------------------------------------------------------------------------------------------------------------
RTI International
Metals Inc.               COMMON    74973W107        759     75,189  SH         SOLE                             75,189
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Depository
Receipt                   COMMON    78462F103      1,076     12,197  SH         SOLE                             12,197
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications        COMMON    78387G103        103      3,813  SH         SOLE                              3,813
------------------------------------------------------------------------------------------------------------------------------------
Scudder New Asia          COMMON    811183102        285     36,988  SH         SOLE                             36,988
------------------------------------------------------------------------------------------------------------------------------------
Sherwin-Williams
Company                   COMMON    824348106        943     33,375  SH         SOLE                             33,375
------------------------------------------------------------------------------------------------------------------------------------
Sicor                     COMMON    825846108      2,169    136,851  SH         SOLE                            136,851
------------------------------------------------------------------------------------------------------------------------------------
Sony Corp-Sponsored ADR   COMMON    835699307      3,087     74,732  SH         SOLE                             74,732
------------------------------------------------------------------------------------------------------------------------------------
St Mary Land              COMMON    792228108      1,803     72,106  SH         SOLE                             72,106
------------------------------------------------------------------------------------------------------------------------------------

                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
       Column 1:         Column 2:  Column 3:   Column 4:       Column 5:             Column 6:       Column 7:    Column 8:
    Name of Issuer       Title of    CUSIP    Market Value      Shares or             Investment        Other       Voting
                          Class      Number    (x $1,000)    Principal Amount         Discretion       Managers     Authority
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    SH/  Put/   Sole  Shared-  Shared-            Sole  Shared  None
                                                                    PRN  Call         Defined   Other
------------------------------------------------------------------------------------------------------------------------------------
Taiwan Fund Inc           COMMON    874036106        454     51,565  SH         SOLE                             51,565
------------------------------------------------------------------------------------------------------------------------------------
Templeton China World     COMMON    88018x102        543     52,497  SH         SOLE                             52,497
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical
-SP ADR                   COMMON    881624209      2,818     72,983  SH         SOLE                             72,983
------------------------------------------------------------------------------------------------------------------------------------
Unit Corp                 COMMON    909218109      1,644     88,643  SH         SOLE                             88,643
------------------------------------------------------------------------------------------------------------------------------------
Universal Electronics
Inc                       COMMON    913483103        847     86,912  SH         SOLE                             86,912
------------------------------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals
Inc                       COMMON    942683103      1,273     45,018  SH         SOLE                             45,018
------------------------------------------------------------------------------------------------------------------------------------
Williams-Sonoma Inc       COMMON    969904101      1,324     48,784  SH         SOLE                             48,784
------------------------------------------------------------------------------------------------------------------------------------
Xerox Corp.               COMMON    984121103      4,210    523,036  SH         SOLE                            523,036
------------------------------------------------------------------------------------------------------------------------------------
XTO Energy Inc            COMMON    98385X106      2,218     89,789  SH         SOLE                             89,789
------------------------------------------------------------------------------------------------------------------------------------
Zebra Technologies
Corp-Cl A                 COMMON    989207105      1,436     25,063  SH         SOLE                             25,063
------------------------------------------------------------------------------------------------------------------------------------
                  TOTAL                          129,002
------------------------------------------------------------------------------------------------------------------------------------